BNY Mellon S&P 500 Index Fund
STATEMENT OF INVESTMENTS
July 31, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 99.3%
Automobiles & Components — 1.8%
Aptiv PLC(a)	9,228	633,410
Ford Motor Co.	181,386	2,007,943
General Motors Co.	44,846	2,392,086
Tesla, Inc.(a)	128,853	39,721,514
		44,754,953
Banks — 3.6%
Bank of America Corp.	301,965	14,273,886
Citigroup, Inc.	86,025	8,060,542
Citizens Financial Group, Inc.	20,602	983,127
Fifth Third Bancorp	30,217	1,256,121
Huntington Bancshares, Inc.	67,250	1,104,918
JPMorgan Chase & Co.	127,837	37,870,433
KeyCorp	45,508	815,503
M&T Bank Corp.	7,153	1,349,771
Regions Financial Corp.	40,436	1,024,244
The PNC Financial Services Group, Inc.	18,185	3,460,060
Truist Financial Corp.	60,038	2,624,261
U.S. Bancorp	72,214	3,246,741
Wells Fargo & Co.	149,736	12,073,214
		88,142,821
Capital Goods — 6.1%
3M Co.	24,659	3,679,616
A.O. Smith Corp.	5,208	368,674
Allegion PLC	3,993	662,519
AMETEK, Inc.	10,686	1,975,307
Axon Enterprise, Inc.(a)	3,394	2,564,133
Builders FirstSource, Inc.(a)	4,701	597,638
Carrier Global Corp.	36,784	2,524,118
Caterpillar, Inc.	21,654	9,484,885
Cummins, Inc.	6,437	2,366,370
Deere & Co.	11,595	6,080,070
Dover Corp.	6,227	1,127,959
Eaton Corp. PLC	18,010	6,928,807
Emerson Electric Co.	25,690	3,738,152
Fastenal Co.	53,160	2,452,271
Fortive Corp.	16,057	769,612
GE Vernova, Inc.	12,636	8,343,425
Generac Holdings, Inc.(a)	2,830	550,973
General Dynamics Corp.	11,500	3,583,515
General Electric Co.	49,204	13,338,220
Honeywell International, Inc.	29,478	6,554,433
Howmet Aerospace, Inc.	18,348	3,298,420
Hubbell, Inc.	2,528	1,105,949
Huntington Ingalls Industries, Inc.	1,814	505,852
IDEX Corp.	3,472	567,707
Illinois Tool Works, Inc.	12,213	3,126,162
Ingersoll Rand, Inc.	18,919	1,601,115
Johnson Controls International PLC	30,099	3,160,395

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
Capital Goods — 6.1% (continued)
L3Harris Technologies, Inc.	8,551	2,349,986
Lennox International, Inc.	1,441	877,569
Lockheed Martin Corp.	9,590	4,037,198
Masco Corp.	9,942	677,349
Nordson Corp.	2,517	539,167
Northrop Grumman Corp.	6,302	3,633,796
Otis Worldwide Corp.	17,928	1,536,250
PACCAR, Inc.	24,118	2,381,894
Parker-Hannifin Corp.	5,900	4,318,210
Pentair PLC	7,321	748,206
Quanta Services, Inc.	6,799	2,761,278
Rockwell Automation, Inc.	5,165	1,816,582
RTX Corp.	61,551	9,698,591
Snap-on, Inc.	2,539	815,501
Stanley Black & Decker, Inc.	7,272	491,951
Textron, Inc.	8,386	652,179
The Boeing Company(a)	34,736	7,705,834
Trane Technologies PLC	10,323	4,522,300
TransDigm Group, Inc.	2,550	4,101,573
United Rentals, Inc.	2,977	2,628,512
W.W. Grainger, Inc.	2,007	2,086,357
Westinghouse Air Brake Technologies Corp.	7,796	1,497,222
Xylem, Inc.	10,984	1,588,506
		152,522,308
Commercial & Professional Services — 1.1%
Automatic Data Processing, Inc.	18,800	5,818,600
Broadridge Financial Solutions, Inc.	5,547	1,372,938
Cintas Corp.	15,758	3,506,943
Copart, Inc.(a)	40,127	1,818,957
Dayforce, Inc.(a)	7,022	404,959
Equifax, Inc.	5,778	1,388,049
Jacobs Solutions, Inc.	5,154	731,198
Leidos Holdings, Inc.	5,861	935,709
Paychex, Inc.	14,533	2,097,548
Paycom Software, Inc.	2,384	551,991
Republic Services, Inc.	9,365	2,160,037
Rollins, Inc.	13,604	779,101
Veralto Corp.	11,427	1,197,893
Verisk Analytics, Inc.	6,379	1,777,891
Waste Management, Inc.	16,690	3,824,680
		28,366,494
Consumer Discretionary Distribution & Retail — 5.9%
Amazon.com, Inc.(a)	434,526	101,726,882
AutoZone, Inc.(a)	774	2,916,726
Best Buy Co., Inc.	8,668	563,940
CarMax, Inc.(a)	7,292	412,800
eBay, Inc.	21,188	1,943,999
Genuine Parts Co.	6,841	881,668
LKQ Corp.(b)	11,752	346,331
Lowe’s Companies, Inc.	25,886	5,787,333
O’Reilly Automotive, Inc.(a)	39,165	3,850,703

Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
Consumer Discretionary Distribution & Retail — 5.9% (continued)
Pool Corp.(b)	1,587	489,018
Ross Stores, Inc.	14,806	2,021,611
The Home Depot, Inc.	45,739	16,809,540
The TJX Companies, Inc.	51,536	6,417,778
Tractor Supply Co.	23,440	1,334,908
Ulta Beauty, Inc.(a)	2,049	1,055,256
Williams-Sonoma, Inc.	5,721	1,070,113
		147,628,606
Consumer Durables & Apparel — .6%
D.R. Horton, Inc.	12,558	1,793,785
Deckers Outdoor Corp.(a)	7,312	776,315
Garmin Ltd.	6,933	1,516,663
Hasbro, Inc.	6,801	511,163
Lennar Corp., Cl. A(b)	10,490	1,176,768
Lululemon Athletica, Inc.(a)	5,092	1,021,099
Mohawk Industries, Inc.(a)	2,527	289,367
NIKE, Inc., Cl. B	53,897	4,025,567
NVR, Inc.(a)	138	1,041,829
PulteGroup, Inc.	9,501	1,072,853
Ralph Lauren Corp.	1,977	590,629
Tapestry, Inc.	9,589	1,035,900
		14,851,938
Consumer Services — 2.0%
Airbnb, Inc., Cl. A(a)	19,868	2,630,722
Booking Holdings, Inc.	1,497	8,239,578
Caesars Entertainment, Inc.(a)	10,535	281,074
Carnival Corp.(a)	48,602	1,446,881
Chipotle Mexican Grill, Inc.(a)	62,251	2,669,323
Darden Restaurants, Inc.	5,579	1,125,117
Domino’s Pizza, Inc.	1,581	732,335
DoorDash, Inc., Cl. A(a)	15,835	3,962,709
Expedia Group, Inc.	5,394	972,107
Hilton Worldwide Holdings, Inc.	10,986	2,945,127
Las Vegas Sands Corp.	15,119	792,235
Marriott International, Inc., Cl. A	10,614	2,800,292
McDonald’s Corp.	32,853	9,858,200
MGM Resorts International(a)	9,453	344,562
Norwegian Cruise Line Holdings Ltd.(a)	17,272	441,472
Royal Caribbean Cruises Ltd.	11,574	3,679,027
Starbucks Corp.	51,803	4,618,755
Wynn Resorts Ltd.	4,091	446,042
Yum! Brands, Inc.	12,920	1,862,418
		49,847,976
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	20,350	19,121,674
Dollar General Corp.	10,020	1,051,098
Dollar Tree, Inc.(a)	8,853	1,005,258
Sysco Corp.	21,851	1,739,340
Target Corp.	20,864	2,096,832
The Kroger Company	28,422	1,992,382

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
Consumer Staples Distribution & Retail — 1.9% (continued)
Walgreens Boots Alliance, Inc.	30,781	358,291
Walmart, Inc.	198,874	19,485,674
		46,850,549
Energy — 3.0%
APA Corp.	14,632	282,251
Baker Hughes Co.	46,250	2,083,562
Chevron Corp.	88,483	13,417,562
ConocoPhillips	58,253	5,553,841
Coterra Energy, Inc.	34,632	844,674
Devon Energy Corp.	30,344	1,008,028
Diamondback Energy, Inc.	8,532	1,268,367
EOG Resources, Inc.	25,496	3,060,030
EQT Corp.	27,670	1,487,263
Expand Energy Corp.	9,775	1,024,225
Exxon Mobil Corp.	198,131	22,119,345
Halliburton Co.	41,118	921,043
Kinder Morgan, Inc.	88,422	2,481,121
Marathon Petroleum Corp.	14,118	2,402,742
Occidental Petroleum Corp.	32,585	1,431,785
ONEOK, Inc.	29,089	2,388,498
Phillips 66	18,621	2,301,183
Schlumberger NV	69,792	2,358,970
Targa Resources Corp.	9,938	1,653,783
Texas Pacific Land Corp.	865	837,432
The Williams Companies, Inc.	55,924	3,352,644
Valero Energy Corp.	14,364	1,972,321
		74,250,670
Equity Real Estate Investment Trusts — 1.8%
Alexandria Real Estate Equities, Inc.(c)	7,088	541,736
American Tower Corp.(c)	21,587	4,498,515
AvalonBay Communities, Inc.(c)	6,547	1,219,575
BXP, Inc.(c)	6,346	415,219
Camden Property Trust(c)	5,163	563,800
Crown Castle, Inc.(c)	20,091	2,111,363
Digital Realty Trust, Inc.(c)	14,613	2,578,318
Equinix, Inc.(c)	4,519	3,548,183
Equity Residential(c)	15,992	1,010,694
Essex Property Trust, Inc.(c)	2,932	762,848
Extra Space Storage, Inc.(c)	9,825	1,320,087
Federal Realty Investment Trust(c)	3,781	348,457
Healthpeak Properties, Inc.(c)	31,338	530,866
Host Hotels & Resorts, Inc.(c)	33,256	522,784
Invitation Homes, Inc.(c)	26,230	803,949
Iron Mountain, Inc.(c)	13,940	1,357,198
Kimco Realty Corp.(c)	29,733	631,231
Mid-America Apartment Communities, Inc.(c)	5,372	765,134
Prologis, Inc.(c)	42,287	4,515,406
Public Storage(c)	7,291	1,982,714
Realty Income Corp.(c)	41,890	2,351,286
Regency Centers Corp.(c)	7,180	512,652
SBA Communications Corp.(c)	4,722	1,061,128

Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
Equity Real Estate Investment Trusts — 1.8% (continued)
Simon Property Group, Inc.(c)	14,077	2,305,672
UDR, Inc.(c)	13,940	547,703
Ventas, Inc.(c)	19,885	1,335,874
VICI Properties, Inc.(c)	49,198	1,603,855
Welltower, Inc.(c)	28,524	4,708,457
Weyerhaeuser Co.(c)	33,658	843,133
		45,297,837
Financial Services — 8.2%
American Express Co.	25,444	7,615,644
Ameriprise Financial, Inc.	4,437	2,299,209
Apollo Global Management, Inc.	20,702	3,008,415
Berkshire Hathaway, Inc., Cl. B(a)	84,281	39,770,518
BlackRock, Inc.	6,670	7,377,087
Blackstone, Inc.	33,209	5,743,829
Block, Inc.(a)	23,854	1,842,960
Capital One Financial Corp.	29,204	6,278,860
Cboe Global Markets, Inc.	4,862	1,171,936
CME Group, Inc.	16,706	4,648,946
Coinbase Global, Inc., Cl. A(a)	9,726	3,674,094
Corpay, Inc.(a)	3,261	1,053,466
FactSet Research Systems, Inc.	1,827	736,098
Fidelity National Information Services, Inc.	23,803	1,890,196
Fiserv, Inc.(a)	25,482	3,540,469
Franklin Resources, Inc.	15,253	366,072
Global Payments, Inc.	11,465	916,627
Intercontinental Exchange, Inc.	26,100	4,824,063
Invesco Ltd.	20,682	434,529
Jack Henry & Associates, Inc.	3,512	596,390
KKR & Co., Inc.	31,235	4,578,426
MarketAxess Holdings, Inc.	1,826	375,243
Mastercard, Inc., Cl. A	37,212	21,079,482
Moody’s Corp.	7,024	3,622,487
Morgan Stanley	56,727	8,081,328
MSCI, Inc.	3,635	2,040,544
Nasdaq, Inc.	18,996	1,827,795
Northern Trust Corp.	8,901	1,157,130
PayPal Holdings, Inc.(a)	44,012	3,026,265
Raymond James Financial, Inc.	8,061	1,347,235
S&P Global, Inc.	14,441	7,958,435
State Street Corp.	12,883	1,439,675
Synchrony Financial	18,021	1,255,523
T. Rowe Price Group, Inc.	9,786	992,790
The Bank of New York Mellon Corp.	33,239	3,372,097
The Charles Schwab Corp.	78,915	7,712,363
The Goldman Sachs Group, Inc.	14,111	10,210,578
Visa, Inc., Cl. A(b)	78,658	27,173,979
		205,040,783
Food, Beverage & Tobacco — 2.3%
Altria Group, Inc.	77,697	4,812,552
Archer-Daniels-Midland Co.	21,811	1,181,720
Brown-Forman Corp., Cl. B(b)	10,182	293,751

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
Food, Beverage & Tobacco — 2.3% (continued)
Bunge Global SA	6,160	491,322
Conagra Brands, Inc.	23,476	428,672
Constellation Brands, Inc., Cl. A	7,151	1,194,503
General Mills, Inc.	24,962	1,222,639
Hormel Foods Corp.	13,387	376,041
Kellanova	12,213	974,964
Keurig Dr. Pepper, Inc.	61,953	2,022,765
Lamb Weston Holdings, Inc.	6,592	376,205
McCormick & Co., Inc.	11,642	822,274
Molson Coors Beverage Co., Cl. B	7,691	374,705
Mondelez International, Inc., Cl. A	59,301	3,836,182
Monster Beverage Corp.(a)	31,328	1,840,520
PepsiCo, Inc.	63,411	8,745,645
Philip Morris International, Inc.	71,665	11,756,643
The Campbell’s Company(b)	8,311	265,287
The Coca-Cola Company	178,498	12,118,229
The Hershey Company	6,817	1,268,848
The J.M. Smucker Company	4,881	523,927
The Kraft Heinz Company	40,050	1,099,773
Tyson Foods, Inc., Cl. A	12,996	679,691
		56,706,858
Health Care Equipment & Services — 3.6%
Abbott Laboratories	80,065	10,103,402
Align Technology, Inc.(a)	3,109	401,092
Baxter International, Inc.(b)	23,310	507,226
Becton, Dickinson & Co.	13,042	2,324,737
Boston Scientific Corp.(a)	68,260	7,161,839
Cardinal Health, Inc.	11,080	1,719,838
Cencora, Inc.	7,993	2,286,637
Centene Corp.(a)	22,181	578,259
CVS Health Corp.	58,337	3,622,728
DaVita, Inc.(a)	1,951	273,862
DexCom, Inc.(a)	18,516	1,495,537
Edwards Lifesciences Corp.(a)	26,447	2,097,512
Elevance Health, Inc.	10,388	2,940,635
GE HealthCare Technologies, Inc.	21,492	1,532,809
HCA Healthcare, Inc.	7,950	2,814,220
Henry Schein, Inc.(a)	5,233	354,012
Hologic, Inc.(a)	9,977	666,663
Humana, Inc.	5,558	1,388,777
IDEXX Laboratories, Inc.(a)	3,622	1,935,271
Insulet Corp.(a)	3,091	891,444
Intuitive Surgical, Inc.(a)	16,487	7,931,731
Labcorp Holdings, Inc.	3,914	1,017,953
McKesson Corp.	5,804	4,025,306
Medtronic PLC	58,573	5,285,628
Molina Healthcare, Inc.(a)	2,660	419,934
Quest Diagnostics, Inc.	5,006	838,054
ResMed, Inc.	6,575	1,788,006
Solventum Corp.(a)	7,073	504,729
STERIS PLC	4,542	1,028,718

Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
Health Care Equipment & Services — 3.6% (continued)
Stryker Corp.	15,668	6,153,294
The Cigna Group	12,284	3,284,496
The Cooper Companies, Inc.(a)	9,550	675,090
UnitedHealth Group, Inc.	41,706	10,408,149
Universal Health Services, Inc., Cl. B	2,793	464,895
Zimmer Biomet Holdings, Inc.	9,530	873,425
		89,795,908
Household & Personal Products — 1.1%
Church & Dwight Co., Inc.	11,817	1,108,080
Colgate-Palmolive Co.	37,427	3,138,254
Kenvue, Inc.	87,801	1,882,454
Kimberly-Clark Corp.	15,398	1,918,899
The Clorox Company	5,595	702,508
The Estee Lauder Companies, Inc., Cl. A	10,886	1,016,099
The Procter & Gamble Company	107,498	16,175,224
		25,941,518
Insurance — 1.9%
Aflac, Inc.	21,956	2,181,548
American International Group, Inc.	26,614	2,066,045
Aon PLC, Cl. A	9,928	3,531,489
Arch Capital Group Ltd.	17,231	1,482,900
Arthur J. Gallagher & Co.	11,661	3,349,622
Assurant, Inc.	2,319	434,349
Brown & Brown, Inc.	11,015	1,006,440
Chubb Ltd.	17,269	4,594,245
Cincinnati Financial Corp.	7,083	1,044,813
Erie Indemnity Co., Cl. A	1,098	391,151
Everest Group Ltd.	1,932	648,766
Globe Life, Inc.	3,757	527,746
Loews Corp.	7,745	701,232
Marsh & McLennan Cos., Inc.	22,838	4,549,330
MetLife, Inc.	25,779	1,957,915
Principal Financial Group, Inc.	9,187	715,024
Prudential Financial, Inc.	16,580	1,717,356
The Allstate Corp.	12,251	2,490,016
The Hartford Insurance Group, Inc.	13,120	1,631,997
The Progressive Corp.	26,856	6,500,226
The Travelers Companies, Inc.	10,501	2,732,780
W. R. Berkley Corp.	13,696	942,422
Willis Towers Watson PLC	4,453	1,406,302
		46,603,714
Materials — 1.8%
Air Products and Chemicals, Inc.	10,240	2,947,891
Albemarle Corp.(b)	5,264	357,162
Amcor PLC	105,422	985,696
Avery Dennison Corp.	3,471	582,330
Ball Corp.	12,955	741,803
CF Industries Holdings, Inc.	7,357	682,950
Corteva, Inc.	31,997	2,307,944
Dow, Inc.(b)	33,080	770,433
DuPont de Nemours, Inc.	18,999	1,366,028

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
Materials — 1.8% (continued)
Eastman Chemical Co.	5,221	379,097
Ecolab, Inc.	11,474	3,003,434
Freeport-McMoRan, Inc.	65,451	2,633,748
International Flavors & Fragrances, Inc.	11,919	846,607
International Paper Co.	24,587	1,149,196
Linde PLC	21,678	9,977,516
LyondellBasell Industries NV, Cl. A	11,835	685,602
Martin Marietta Materials, Inc.	2,834	1,629,210
Newmont Corp.	51,516	3,199,144
Nucor Corp.	10,377	1,484,637
Packaging Corp. of America	3,935	762,406
PPG Industries, Inc.	10,004	1,055,422
Smurfit WestRock PLC	22,557	1,001,080
Steel Dynamics, Inc.	6,549	835,391
The Mosaic Company	13,176	474,468
The Sherwin-Williams Company	10,622	3,514,607
Vulcan Materials Co.	6,040	1,659,007
		45,032,809
Media & Entertainment — 8.9%
Alphabet, Inc., Cl. A	267,409	51,315,787
Alphabet, Inc., Cl. C	216,069	41,671,067
Charter Communications, Inc., Cl. A(a),(b)	4,468	1,203,501
Comcast Corp., Cl. A	170,900	5,679,007
Electronic Arts, Inc.	10,374	1,581,931
Fox Corp., Cl. A	10,707	597,022
Fox Corp., Cl. B	5,566	284,645
Live Nation Entertainment, Inc.(a)	7,592	1,121,338
Match Group, Inc.(b)	12,473	427,450
Meta Platforms, Inc., Cl. A	99,818	77,203,234
Netflix, Inc.(a)	19,553	22,669,748
News Corp., Cl. A	17,478	512,455
News Corp., Cl. B(b)	5,174	172,915
Omnicom Group, Inc.(b)	8,614	620,639
Paramount Global, Cl. B	26,351	331,232
Take-Two Interactive Software, Inc.(a)	7,928	1,765,804
The Interpublic Group of Companies, Inc.	15,445	379,947
The Trade Desk, Inc., Cl. A(a)	21,073	1,832,508
The Walt Disney Company	82,288	9,801,324
TKO Group Holdings, Inc.	3,043	511,254
Warner Bros Discovery, Inc.(a)	100,395	1,322,202
		221,005,010
Pharmaceuticals, Biotechnology & Life Sciences — 5.1%
AbbVie, Inc.	81,300	15,367,326
Agilent Technologies, Inc.	13,426	1,541,439
Amgen, Inc.	24,628	7,267,723
Biogen, Inc.(a)	7,011	897,408
Bio-Techne Corp.	7,138	390,663
Bristol-Myers Squibb Co.	93,984	4,070,447
Charles River Laboratories International, Inc.(a)	2,270	385,083
Danaher Corp.	29,278	5,772,450
Eli Lilly & Co.	36,209	26,797,195

Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 5.1% (continued)
Gilead Sciences, Inc.	56,954	6,395,365
Incyte Corp.(a)	7,027	526,252
IQVIA Holdings, Inc.(a)	7,489	1,391,905
Johnson & Johnson	110,375	18,183,177
Merck & Co., Inc.	115,099	8,991,534
Mettler-Toledo International, Inc.(a)	935	1,153,491
Moderna, Inc.(a),(b)	14,584	431,103
Pfizer, Inc.	262,628	6,116,606
Regeneron Pharmaceuticals, Inc.	4,786	2,610,572
Revvity, Inc.(b)	4,987	438,357
Thermo Fisher Scientific, Inc.	17,361	8,119,392
Vertex Pharmaceuticals, Inc.(a)	11,892	5,433,098
Viatris, Inc.	51,666	451,561
Waters Corp.(a)	2,752	794,667
West Pharmaceutical Services, Inc.	3,426	819,705
Zoetis, Inc.	20,597	3,002,837
		127,349,356
Real Estate Management & Development — .2%
CBRE Group, Inc., Cl. A(a)	13,383	2,084,269
CoStar Group, Inc.(a)	19,559	1,861,821
		3,946,090
Semiconductors & Semiconductor Equipment — 13.4%
Advanced Micro Devices, Inc.(a)	74,290	13,098,070
Analog Devices, Inc.	22,744	5,108,985
Applied Materials, Inc.	37,061	6,673,204
Broadcom, Inc.	216,213	63,501,758
Enphase Energy, Inc.(a)	6,539	211,602
First Solar, Inc.(a)	4,900	856,177
Intel Corp.	202,960	4,018,608
KLA Corp.	6,092	5,355,051
Lam Research Corp.	59,044	5,599,733
Microchip Technology, Inc.	24,277	1,640,882
Micron Technology, Inc.	51,414	5,611,324
Monolithic Power Systems, Inc.	2,206	1,568,995
NVIDIA Corp.	1,121,474	199,476,580
NXP Semiconductors NV	11,768	2,515,645
ON Semiconductor Corp.(a)	18,984	1,069,938
QUALCOMM, Inc.	50,216	7,369,700
Skyworks Solutions, Inc.	6,355	435,572
Teradyne, Inc.	7,827	840,855
Texas Instruments, Inc.	41,734	7,556,358
		332,509,037
Software & Services — 12.7%
Accenture PLC, Cl. A	28,899	7,718,923
Adobe, Inc.(a)	19,956	7,138,062
Akamai Technologies, Inc.(a)	6,463	493,191
Autodesk, Inc.(a)	9,770	2,961,385
Cadence Design Systems, Inc.(a)	12,584	4,587,749
Cognizant Technology Solutions Corp., Cl. A	23,068	1,655,360
CrowdStrike Holdings, Inc., Cl. A(a)	11,453	5,206,190
Datadog, Inc., Cl. A(a)	14,422	2,018,792

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
Software & Services — 12.7% (continued)
EPAM Systems, Inc.(a)	2,646	417,301
Fair Isaac Corp.(a)	1,124	1,614,873
Fortinet, Inc.(a)	29,463	2,943,354
Gartner, Inc.(a)	3,629	1,228,961
Gen Digital, Inc.	24,862	733,180
GoDaddy, Inc., Cl. A(a)	6,669	1,077,577
International Business Machines Corp.	42,722	10,815,074
Intuit, Inc.	12,833	10,075,573
Microsoft Corp.	341,733	182,314,555
Oracle Corp.	74,738	18,966,262
Palantir Technologies, Inc., Cl. A(a)	97,783	15,483,938
Palo Alto Networks, Inc.(a)	30,259	5,252,962
PTC, Inc.(a)	5,194	1,115,723
Roper Technologies, Inc.	4,959	2,729,434
Salesforce, Inc.	44,140	11,402,686
ServiceNow, Inc.(a)	9,514	8,972,844
Synopsys, Inc.(a)	8,512	5,392,097
Tyler Technologies, Inc.(a)	1,978	1,156,260
VeriSign, Inc.	3,678	988,904
Workday, Inc., Cl. A(a)	9,803	2,248,612
		316,709,822
Technology Hardware & Equipment — 7.7%
Amphenol Corp., Cl. A	55,330	5,893,198
Apple, Inc.	686,723	142,543,093
Arista Networks, Inc.(a)	47,228	5,819,434
CDW Corp.	6,254	1,090,572
Cisco Systems, Inc.	182,587	12,430,523
Corning, Inc.	35,595	2,251,028
Dell Technologies, Inc., Cl. C	13,649	1,811,086
F5, Inc.(a)	2,568	804,862
Hewlett Packard Enterprise Co.	61,062	1,263,373
HP, Inc.	44,661	1,107,593
Jabil, Inc.	4,894	1,092,194
Keysight Technologies, Inc.(a)	7,968	1,306,035
Motorola Solutions, Inc.	7,567	3,321,762
NetApp, Inc.	9,105	948,104
Seagate Technology Holdings PLC	9,992	1,568,844
Super Micro Computer, Inc.(a)	24,177	1,425,718
TE Connectivity PLC	13,521	2,781,946
Teledyne Technologies, Inc.(a)	2,181	1,201,775
Trimble, Inc.(a)	11,465	961,799
Western Digital Corp.	15,905	1,251,564
Zebra Technologies Corp., Cl. A(a)	2,467	836,362
		191,710,865
Telecommunication Services — .9%
AT&T, Inc.	331,911	9,097,680
T-Mobile US, Inc.	21,875	5,215,219
Verizon Communications, Inc.	192,991	8,252,295
		22,565,194
Transportation — 1.3%
C.H. Robinson Worldwide, Inc.	5,709	658,362

Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
Transportation — 1.3% (continued)
CSX Corp.	87,674	3,115,934
Delta Air Lines, Inc.	30,674	1,632,164
Expeditors International of Washington, Inc.	6,606	767,881
FedEx Corp.	9,970	2,228,195
J.B. Hunt Transport Services, Inc.	3,804	547,966
Norfolk Southern Corp.	10,389	2,888,142
Old Dominion Freight Line, Inc.	8,187	1,221,910
Southwest Airlines Co.(b)	26,277	812,748
Uber Technologies, Inc.(a)	95,769	8,403,730
Union Pacific Corp.	27,390	6,079,758
United Airlines Holdings, Inc.(a)	14,730	1,300,806
United Parcel Service, Inc., Cl. B	33,713	2,904,712
		32,562,308
Utilities — 2.4%
Alliant Energy Corp.	11,415	742,089
Ameren Corp.	12,827	1,297,195
American Electric Power Co., Inc.	24,695	2,793,992
American Water Works Co., Inc.	8,714	1,222,051
Atmos Energy Corp.(b)	7,755	1,209,160
CenterPoint Energy, Inc.	29,698	1,152,876
CMS Energy Corp.	13,766	1,015,931
Consolidated Edison, Inc.	15,935	1,649,273
Constellation Energy Corp.	14,495	5,041,941
Dominion Energy, Inc.	39,614	2,315,438
DTE Energy Co.	9,229	1,277,386
Duke Energy Corp.	35,481	4,315,909
Edison International	17,371	905,377
Entergy Corp.	20,415	1,846,128
Evergy, Inc.(b)	10,678	756,002
Eversource Energy	16,988	1,122,907
Exelon Corp.	46,983	2,111,416
FirstEnergy Corp.	24,457	1,044,559
NextEra Energy, Inc.	94,258	6,697,974
NiSource, Inc.	21,218	900,704
NRG Energy, Inc.	8,805	1,472,196
PG&E Corp.	100,198	1,404,776
Pinnacle West Capital Corp.(b)	5,836	528,858
PPL Corp.	34,660	1,237,015
Public Service Enterprise Group, Inc.	23,408	2,101,804
Sempra	30,051	2,454,566
The AES Corp.	28,846	379,325
The Southern Company	50,585	4,779,271
Vistra Corp.	15,597	3,252,598
WEC Energy Group, Inc.	14,585	1,590,932
Xcel Energy, Inc.	26,819	1,969,587
		60,589,236
Total Common Stocks (cost $402,351,099)		2,470,582,660

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — .7%
Registered Investment Companies — .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $17,180,317)	4.43	17,180,317	17,180,317
Investment of Cash Collateral for Securities Loaned — .0%
Registered Investment Companies — .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $528,596)	4.43	528,596	528,596
Total Investments (cost $420,060,012)		100.0%	2,488,291,573
Liabilities, Less Cash and Receivables		(.0%)	(272,312)
Net Assets		100.0%	2,488,019,261

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At July 31, 2025, the value of the fund’s securities on loan was $22,863,406 and the value of the collateral was
$23,828,627, consisting of cash collateral of $528,596 and U.S. Government & Agency securities valued at $23,300,031.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
S&P 500 E-Mini	60	9/19/2025	18,153,875	19,122,750	968,875
Gross Unrealized Appreciation					968,875
See notes to statement of investments.

Statement of Investments
BNY Mellon S&P 500 Index Fund
July 31, 2025 (Unaudited)
The following is a summary of the inputs used as of July 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	2,470,582,660	—	—	2,470,582,660
Investment Companies	17,708,913	—	—	17,708,913
	2,488,291,573	—	—	2,488,291,573
Other Financial Instruments:
Futures††	968,875	—	—	968,875
	968,875	—	—	968,875

†	See Statement of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2025 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at July 31, 2025 are set forth in the Statement of Investments.
At July 31, 2025, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $2,069,200,436, consisting of $2,088,752,337 gross unrealized appreciation and $19,551,901 gross unrealized depreciation.
At July 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.